STOCKHOLDERS' DEFICIT (Details) - Warrant [Member]	9 Months Ended
Sep. 30, 2016 $ / shares
Annual dividend yield	0.00%
Expected life (years)	3 years
Risk-free interest rate	0.86%
Expected volatility	102.59%
Common stock price	$ 0.10